ORGANIZATION AND BUSINESS OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SCHEDULE OF CONSOLIDATED VIE's ASSETS AND LIABILITIES [Table Text Block]
	June 30, 2012	December 31, 2011
	(Unaudited)
ASSETS
Current Assets
Cash and cash equivalents	$17,555,689	$2,658,657
Accounts receivable	860,203	905,232
Inventory	5,280,401	3,633,190
Advance to suppliers	74,340,164	27,183,336
Tax receivable	1,114,941	3,643,142
Prepaid expenses	37,932	10,881
Notes receivable	-	15,727
Other current assets	4,427,544	2,376,867
Current deferred tax assets	72,785	65,964
Due from related parties	-	32,844,632
Total current assets	103,689,659	73,337,628

Property, plant and equipment, net	21,075,655	22,514,658
Intangible assets, net	37,004	42,463
Non-current deferred tax assets	52,396	53,864
TOTAL ASSETS	$124,854,714	$95,948,613

LIABILITIES
Current Liabilities
Banker’s acceptance	$9,502,241	$-
Accounts payable	7,290,606	8,093,254
Advance from customers	30,549,985	19,269,063
Loan from third party	3,651,288	3,625,069
Tax payable	578,409	594,317
Income tax payable	8,384,601	6,467,167
Due to related parties	785,179	-
Accrued liabilities	450,746	416,485
Total current liabilities	61,193,055	38,465,355
TOTAL LIABILITIES	$61,193,055	$38,465,355

	December 31,
	2011	2010
ASSETS
Current Assets
Cash and cash equivalents	$2,658,657	$191,570
Accounts receivable, net	905,232	908,327
Inventory, net	3,633,190	8,500,770
Advance to suppliers	27,183,336	36,690,323
Tax receivable	3,048,825	276,638
Prepaid expenses	10,881	10,465
Notes receivable	15,727	226,867
Other current assets	2,376,867	6,350,749
Current deferred tax assets	65,964	74,976
Due from related parties	32,844,632	-
Total current assets	72,743,311	53,230,685

Property, plant and equipment, net	22,514,658	24,648,688
Intangible assets	42,463	-
Non-current deferred tax assets	53,864	-
TOTAL ASSETS	$95,354,296	$77,879,373

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts payable	$8,093,254	$8,355,457
Advance from customers	19,269,063	15,692,066
Short-term borrowing	3,625,069	-
Income tax payable	6,467,167	5,701,872
Accrued liabilities	416,485	2,107,965
Due to related party	-	1,531,755
Total current liabilities	37,871,038	33,389,115

Non-current deferred tax liabilities	-	170,686

TOTAL LIABILITIES	$37,871,038	$33,559,801